Note 13 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits, Ending Balance	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	$ 0
Domestic Tax Authority [Member]
Open Tax Year	2021 2022 2023
Operating Loss Carryforwards		$ 2,302
Net Operating Loss Utilized		$ 447
State and Local Jurisdiction [Member]
Open Tax Year	2021 2022 2023